                          [LOGO] NATIXIS
                                   FUNDS

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses..... Page 14

More About Risk.......... Page 16

Management Team.......... Page 17

Fund Services............ Page 21

Financial Performance.... Page 32


  Natixis Equity Funds - Class Y

[LOGO]



Loomis Sayles Global Markets Fund

Loomis Sayles Growth Fund

Loomis Sayles Research Fund


Loomis Sayles Value Fund

                                                                     Prospectus

                                                               February 1, 2008


The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.funds.natixis.com

Table of Contents



Goals, Strategies & Risks
Loomis Sayles Global Markets Fund..................... 2
Loomis Sayles Growth Fund............................. 5
Loomis Sayles Research Fund........................... 8
Loomis Sayles Value Fund............................. 11
Fund Fees & Expenses
Fund Fees & Expenses................................. 14
More About Risk
More About Risk...................................... 16
Management Team
Meet the Funds' Investment Adviser................... 17
Meet the Funds' Portfolio Managers................... 19
Fund Services
Compensation to Securities Dealers................... 21
It's Easy to Open an Account......................... 22
Buying Shares........................................ 23
Selling Shares....................................... 24
Selling Shares in Writing............................ 25
Exchanging Shares.................................... 25
Restrictions on Buying, Selling and Exchanging Shares 25
How Fund Shares Are Priced........................... 28
Dividends and Distributions.......................... 29
Tax Consequences..................................... 30
Financial Performance
Financial Performance................................ 32
Glossary of Terms
Glossary of Terms.................................... 40


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

    Please see the back cover of this Prospectus for important privacy policy information.

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Global Markets Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Daniel J. Fuss, Warren Koontz, David Rolley,
             Mark B. Baribeau
Category: Global


Ticker Symbol: Class Y
               -------
               LSWWX

 Investment Goal


The Fund's investment goal is high total investment return through a combination of capital appreciation and current income. The Fund's investment goal may be changed without shareholder approval.


 Principal Investment Strategies


Under normal market conditions, the Fund will invest primarily in equity and fixed-income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. Loomis Sayles' Global Asset Allocation Group allocates the Fund's assets among the following four sectors:

.. Domestic equities
.. International equities
.. Domestic fixed income securities
.. International fixed income securities

In deciding how to allocate the Fund's assets among these sectors, Loomis Sayles' Global Asset Allocation Group attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to current value. Loomis Sayles also looks for companies that appear to be undervalued relative to the intrinsic value of the companies' assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes. Loomis Sayles may hedge currency risk for the Fund (including "cross hedging" between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The Fund may also:
.. Engage in options and futures transactions, foreign currency transactions and swap transactions.

.. Invest in collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts ("REITs") and Rule 144A securities.

.. Invest in mortgage-related securities.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Allocation risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., none of the three major rating agencies (such as Moody's, Standard & Poor's, and Fitch) have rated the security in one of their top four rating categories, or the security that is unrated is judged to be of comparable quality by the Fund's adviser) are subject to greater credit risk than funds that do not invest in such securities.
Currency risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies, or between two or more foreign currencies, may negatively affect an investment. The Fund may, but is not required to, hedge its exposure to foreign currencies (including "cross hedging" between two or more foreign currencies), and may invest in foreign currencies as an asset class.


--------------------------------------------------------------------------------
2

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which the derivative securities transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. Derivatives are also subject to credit risk and liquidity risk.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings ("IPOs") tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund's portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.
Foreign securities risk: The Fund may invest in foreign securities traded in U.S. markets, including through ADRs. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Real Estate Investment Trusts ("REITs") risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.


For additional information, see the section "More About Risk."

--------------------------------------------------------------------------------
                                                                             3

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since inception.+ The returns shown in the bar chart below reflect the results of the Fund's Institutional Class shares, which were redesignated as Class Y shares on February 1, 2006. The Class Y expenses did not change as a result of this redesignation.


                                    [CHART]                                     (up triangle) Highest Quarterly
                                                                                              Return: Fourth
(total return)                                                                                Quarter 1999, up
                                                                                              45.05%
1998     1999    2000    2001    2002    2003    2004    2005    2006    2007   (down triangle) Lowest Quarterly
------  ------  ------  ------  ------  ------  ------  ------  ------  ------                  Return: Third
2.98%    60.51%  -4.45%  -6.22%  -0.27%  31.16%  14.12%  12.38%  11.06%  26.49%                 Quarter 1998, down
                                                                                                10.76%




The table below shows how average annual total returns for the Fund's Class Y shares (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Morgan Stanley Capital International World Index ("MSCI World"), an index that measures global developed market equity performance and the Citigroup World Government Bond Index ("Citigroup WGBI" and together with the MSCI World, the "Indices"), an index that measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The Indices are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indices. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sale of Fund shares. The Indices' returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



Average Annual Total Returns+
(for the periods ended December 31, 2007)                        Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Global Markets Fund
Class Y - Return Before Taxes                                      26.49%       18.77%       13.32%
   Return After Taxes on Distributions*                            24.46%       17.70%       10.33%
   Return After Taxes on Distributions and Sale of Fund Shares*    17.79%       15.98%        9.71%
MSCI World**                                                        9.57%       17.53%        7.45%
Citigroup WGBI**                                                   10.95%        6.81%        6.31%


+ The returns shown in the table above for periods prior to February 1, 2006 reflect the results of the Fund's Institutional Class shares, which were redesignated as Class Y shares on February 1, 2006. The Class Y expenses did not change as a result of the redesignation.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
** The returns of each Index do not reflect a deduction for fees, expenses or taxes.


For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Growth Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Mark B. Baribeau, Pamela N. Czekanski and
             Richard D. Skaggs
Category: Large-Cap Equity


Ticker Symbol: Class Y
               -------
                LSGRX

 Investment Goal

The Fund's investment goal is long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.



 Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.
In deciding which securities to buy and sell, Loomis Sayles generally seeks to identify well-managed companies that it believes have a leading position within their industry. Loomis Sayles then targets those companies that it believes have the potential for strong revenue growth, accelerating earnings growth, and rising profit margins.
Loomis Sayles typically does not consider current income when making buy/sell decisions. Instead, Loomis Sayles looks for companies that it believes have dynamic earnings growth and prospects for high levels of profitability, sustainable competitive advantages driven by proprietary products or technologies, and solid management whose interests are aligned with those of the company's shareholders.
The Fund typically buys stocks of companies that Loomis Sayles believes are undervalued relative to future growth prospects. The Fund typically sells a stock when Loomis Sayles believes the company's expected earnings or competitive situation no longer meet Loomis Sayles' expectations.
The Fund may also:
.. Invest any portion of its assets in equity securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities.
.. Engage in foreign currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
.. Invest in Rule 144A securities.
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.

.. As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.


 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency risk: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund's portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.

--------------------------------------------------------------------------------
                                                                             5

Foreign securities risk: The Fund may invest in foreign securities traded in U.S. markets, including through ADRs. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

For additional information, see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each of the last ten calendar years.+


                                    [CHART]

(total return+)
                                                                               (up triangle) Highest Quarterly Return: Fourth
1998     1999    2000    2001    2002    2003    2004    2005    2006    2007                Quarter 1999, up 33.22%
------  ------  ------  ------  ------  ------  ------  ------  ------  ------ (down triangle) Lowest Quarterly Return: Fourth
12.86%  42.53%  -16.12% -24.40% -23.05% 32.55%  15.91%  10.85%  -3.21%  22.43%                 Quarter 2000, down 23.28%




+ The returns shown in the bar chart above for periods prior to September 15, 2003 reflect the results of the Fund's Institutional Class shares, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund's expense cap arrangements at the time of the conversion.



--------------------------------------------------------------------------------
6

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



Average Annual Total Returns+
(for the periods ended December 31, 2007)                       Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Growth Fund
Class Y - Return Before Taxes                                     22.43%       15.08%        4.71%
   Return After Taxes on Distributions*                           22.43%       15.08%        2.28%
   Return After Taxes on Distributions & Sales of Fund Shares*    14.58%       13.28%        2.62%
Russell 1000 Growth Index**                                       11.81%       12.11%        3.83%


+ The returns shown in the table above for periods prior to September 15, 2003 reflect the results of the Fund's Institutional Class shares, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the Class after taking into effect the Fund's expense cap arrangements at the time of the conversion.

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Research Fund



Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Maureen G. Depp and Brian James
Category: Large-Cap Equity


Ticker Symbol: Class Y
               -------
                LISRX

 Investment Goal


The Fund seeks to provide long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.


 Principal Investment Strategies


Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but may invest in companies of any size.

Loomis Sayles' industry research analysts, who are grouped in teams representing the sectors of the Standard & Poor's 500 Index (the "S&P 500 Index"), meet by team to recommend which securities to buy and sell. The teams meet regularly to compare fundamental trends across the various industries in the sectors and use this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price, or when a more attractive opportunity is found. Loomis Sayles uses a research-driven, company-by-company approach to identify stocks for the Fund, and invests without regard to the "growth" or "value" aspects of the Fund's overall portfolio. The Fund allocates its assets across sectors in weightings that are relatively similar to the S&P 500 Index.
The Fund may also:
.. Invest any portion of its assets in equity securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities.
.. Engage in foreign currency transactions, options and futures transactions, and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
.. Invest in Rule 144A securities.

.. Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. For temporary defensive purposes, hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.



 Principal Investment Risks


The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
Currency risk: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. Derivatives are also subject to credit risk and liquidity risk.
Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings ("IPOs") tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund's portfolio. Growth stocks are generally more sensitive to market


--------------------------------------------------------------------------------
8
  movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.
Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, generally higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.
Investments in other investment companies: The Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.


For additional information, see the section "More About Risk."

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and since-inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.+


                                    [CHART]

(total return+)
                                                         (up triangle) Highest Quarterly Return: Second
 2001     2002     2003    2004    2005    2006    2007                Quarter 2003, up 14.92%
-------  -------  ------  ------  ------  ------  ------ (down triangle) Lowest Quarterly Return: Third
-13.58%  -21.77%  27.97%  12.23%  10.77%  10.40%  13.77%                 Quarter 2002, down 18.31%




+ The returns shown in the bar chart above for periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund's expense cap arrangements at the time of the conversion.



--------------------------------------------------------------------------------
                                                                             9

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and since-inception periods compare to those of the Standard & Poor's 500 Index ( the "S&P 500 Index"), an unmanaged index of U.S. common stock performance. You may not invest directly in an index. The Fund's total returns reflect expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.




                                                                                         Since Fund
Average Annual Total Returns+                                                            Inception
(for the periods ended December 31, 2007)                       Past 1 Year Past 5 Years (7/31/00)
Loomis Sayles Research Fund
Class Y - Return Before Taxes                                     13.77%       14.85%      2.74%
   Return After Taxes on Distributions*                           10.98%       13.53%      1.88%
   Return After Taxes on Distributions & Sales of Fund Shares*    10.43%       12.66%      2.08%
S&P 500 Index**                                                    5.49%       12.83%      2.07%

+ The returns shown in the table above for periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund's expense cap arrangements in effect on September 12, 2003.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes. The returns for the index are calculated from August 1, 2000.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
10

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Value Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Arthur Barry, James L. Carroll, Warren N.
             Koontz
Category: Large-Cap Equity



Ticker Symbol: Class Y
               -------
                LSGIX



 Investment Goal

The Fund's investment objective is long-term growth of capital and income. The Fund's investment objective may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants.
In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.
Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles' estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.
The Fund may also:
.. invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities
.. invest in real estate investment trusts ("REITs") and Rule 144A securities As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

 Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.
Currency risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.


Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.
Equity securities risk: The value of the Fund's investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund's portfolio. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.
Foreign securities risk: The Fund may invest in foreign securities traded in U.S. markets, including through ADRs. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


--------------------------------------------------------------------------------
                                                                             11

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities,
  Section 4(2) commercial paper, structured notes and Rule 144A securities. Management risk: The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.
Real Estate Investment Trusts risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section "More About Risk."


 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart below shows the Fund's total returns for Class Y shares for each of the last ten calendar years.+



                                    [CHART]

(total return)
                                                                               (up triangle) Highest Quarterly Return: Second
1998     1999    2000    2001    2002    2003    2004    2005    2006    2007                Quarter 2003, up 18.11%
------  ------  ------  ------  ------  ------  ------  ------  ------  ------ (down triangle) Lowest Quarterly Return: Third
10.54%  -1.33%   7.35%  -5.65%  -16.69% 26.24%  15.12%  12.80%  24.75%   6.17%                 Quarter 2002, down 17.93%



+The returns shown in the bar chart above for periods prior to June 1, 2007 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on June 1, 2007. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund's performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund's expense cap arrangements at the time of the conversion.


--------------------------------------------------------------------------------
12

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You may not invest directly in an index. The Fund's total returns reflect expenses. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.




Average Annual Total Returns+
(for the periods ended December 31, 2007)                         Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Value Fund
Class Y - Return Before Taxes                                        6.17%       16.77%        7.17%
   Return After Taxes on Distributions/*/                            4.91%       15.97%        6.03%
   Return After Taxes on Distributions & Sales of Fund Shares/*/     5.01%       14.59%        5.72%
Russell 1000 Value Index**                                          -0.17%       14.63%        7.68%


+ The returns shown in the bar chart and table reflect the results of the Fund's Institutional Class shares, which were redesignated as Class Y shares on June 1, 2007. The Class Y expenses did not change as a result of the redesignation.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."


--------------------------------------------------------------------------------
                                                                             13

                                    [GRAPHIC]




Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

 Shareholder Fees

(fees paid directly from your investment)


                                                                                          All Funds
                                                                                           Class Y
Maximum sales charge (load) imposed on purchases                                                None
Maximum deferred sales charge (load)                                                            None
Redemption fees (Loomis Sayles Global Markets Fund)                                            2% of
                                                                                          redemption
                                                                                           proceeds+
Redemption fees (Loomis Sayles Growth Fund, Loomis Sayles Research Fund and Loomis Sayles
   Value Fund)                                                                                 None*

+ Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees."

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 overnight delivery. These fees are subject to change.


 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                               Loomis Sayles      Loomis Sayles   Loomis Sayles   Loomis Sayles
                                           Global Markets Fund/1/ Growth Fund/2/ Research Fund/3/ Value Fund/4/
                                                  Class Y            Class Y         Class Y         Class Y
Management fees                                    0.75%              0.50%           0.50%           0.50%
Other expenses                                     0.27%              0.17%           0.61%           0.22%
Total annual fund operating expenses               1.02%              0.67%           1.11%           0.72%
Fee reduction and/or expense reimbursement         0.02%              0.00%           0.26%           0.00%
Net expenses                                       1.00%              0.67%           0.85%           0.72%


1 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Global Markets Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and will be reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
2 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Growth Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis.
3 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Research Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
4 Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Value Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis.


Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund's expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

--------------------------------------------------------------------------------
14

                                    [GRAPHIC]

 Example

This example+, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in a Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


            Loomis Sayles    Loomis Sayles Loomis Sayles Loomis Sayles
         Global Markets Fund  Growth Fund  Research Fund  Value Fund
               Class Y          Class Y       Class Y       Class Y
1 year         $  102            $ 68         $   87         $ 74
3 years        $  323            $214         $  327         $230
5 years        $  561            $373         $  586         $401
10 years       $1,246            $835         $1,328         $894


+ The examples are based on the Net Expenses for the one-year period and on the Total Annual Fund Operating Expenses for the remaining years, except for the Loomis Sayles Growth Fund and Loomis Sayles Value Fund which are based on Total Annual Fund Operating Expenses for the entire period.

A "snapshot" of the Funds' investments may found in the Funds' annual and semiannual reports. In addition, a list of each Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.funds.natixis.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Funds file their respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds' website at www.funds.natixis.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights")


--------------------------------------------------------------------------------
                                                                             15

                                    [GRAPHIC]




More About Risk



Each Fund has principal investment strategies that come with inherent risks. The principal risks of investing in a Fund are described in the Fund summary under "Principal Investment Risks." The following is a list of non-principal risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.


Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody's or BBB by S&P 500 or Fitch), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.


Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.



Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.



Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of investments may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.


Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities or real estate investment trusts.

Small Capitalization Companies Risk These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold.

--------------------------------------------------------------------------------
16

                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Adviser



The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $17.0 billion as of December 31, 2007. Natixis Funds are distributed through Natixis Distributors, L.P. (the "Distributor"). This Prospectus covers the Class Y shares of Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund (each a "Fund" and together the "Funds"), which, along with the Natixis Income and Tax Free Income Funds, Natixis Equity Funds, Natixis Diversified Portfolios, Natixis Cash Management Trust -- Money Market Series (the "Money Market Fund") and Gateway Fund constitute the "Natixis Funds."


 Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (formerly, IXIS Asset Management U.S. Group, L.P., herein referred to as "Natixis US"), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group). Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $129.9 billion in assets under management as of December 31, 2007.
Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2007, as a percentage of each Fund's average daily net assets, were 0.74% for Loomis Sayles Global Markets Fund (after reduction), 0.50% for Loomis Sayles Growth Fund, 0.30% for Loomis Sayles Research Fund (after reduction) and 0.50% for Loomis Sayles Value Fund.

A discussion of the factors considered by the Funds' Board of Trustees in approving the Funds' investment advisory contract is available in the Funds' annual reports for the fiscal year ended September 30, 2007.


 Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds' shares or are affiliated with Natixis US, or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.


Securities Lending. Each Fund may lend a portion of their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the Statement of Additional Information ("SAI") for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. Investments of cash collateral may also lose value or become illiquid, although each Fund remains obligated to return the collateral amount to the borrow upon termination or maturity of the securities loan, and may realize losses on the collateral investments or be required to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.


Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (an affiliate of Loomis Sayles) ("Natixis Advisors") or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Daily Income Fund, Cortland Trust, Inc. and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940, (the "1940 Act").

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV,

--------------------------------------------------------------------------------
                                                                             17

                                    [GRAPHIC]



Management Team
Meet the Funds' Investment Adviser (continued)


Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management, LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates, L.P., Vaughan Nelson Investment Management, L.P., and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders.


--------------------------------------------------------------------------------
18

                                    [GRAPHIC]



Management Team
Meet the Funds' Portfolio Managers


The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except where noted each portfolio manager has been employed by Loomis Sayles for at least five years.


Mark B. Baribeau


Mark B. Baribeau has co-managed the Loomis Sayles Growth Fund since 1999 and co-managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Markets Fund since 2004.
Mr. Baribeau, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1989. He received an M.A. from the University of Maryland and a B.A. from the University of Vermont. He holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

Arthur Barry

Arthur Barry has co-managed the Loomis Sayles Value Fund since July 2005. Mr. Barry, Vice President of Loomis Sayles, began his investment career in 1994 and joined the firm in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and portfolio manager at State Street Research & Management Company from November 2003 to January 2005 and Senior Portfolio Manager at INVESCO Capital Management from April 2001 to May 2003. Mr. Barry received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University. He holds the designation of Chartered Financial Analyst and has over 13 years of investment management experience.

James L. Carroll

James L. Carroll has co-managed the Loomis Sayles Value Fund since November 2002. Mr. Carroll, Vice President of Loomis Sayles, began his investment career in 1974 and joined the firm in 1996. Mr. Carroll received a B.A. and an M.B.A. from Wayne State University. He holds the designation of Chartered Financial Analyst and has over 33 years of investment experience.


Pamela N. Czekanski


Pamela N. Czekanski has co-managed the Loomis Sayles Growth Fund since 2000. Ms. Czekanski, Vice President of Loomis Sayles, began her investment career in 1982 and joined Loomis Sayles in 1995. Ms. Czekanski received a B.A. from Middlebury College. She holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.


Maureen G. Depp


Maureen G. Depp has co-managed the Loomis Sayles Research Fund and co-led the equity research analyst teams that provide investment idea generation and buy and sell recommendations for the Research Fund since July 2005. Ms. Depp, Vice President and co-director of Equity Research of Loomis Sayles, began her investment career in 1976 and joined Loomis Sayles in 2004. From 1998 to 2004, she was an Assistant Director and then a Managing Director of Research at State Street Research & Management Company. Ms. Depp received a B.S. from St. John's University and an M.B.A. from the University of Rhode Island. She holds the designation of Chartered Financial Analyst and has over 31 years of investment experience.


Daniel J. Fuss


Daniel J. Fuss has managed the domestic fixed income securities sector of the Loomis Sayles Global Markets Fund since its inception in 1996. Mr. Fuss, Vice Chairman, Director and Managing Partner of Loomis Sayles, began his investment career in 1958 and joined Loomis Sayles in 1976. He received a B.S. and an M.B.A. from Marquette University. Mr. Fuss has over 49 years of investment experience.


Brian S. James


Brian S. James has co-managed the Loomis Sayles Research Fund and co-led the equity research analyst teams that provide investment idea generation and buy and sell recommendations for the Research Fund since July 2005. Mr. James, Vice President and co-director of Equity Research of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1998. He received a B.A. from Hampshire College, an M.P.P. from Harvard University School of Government and an M.B.A. from Harvard University School of Business. Mr. James holds the designation of Chartered Financial Analyst and has over 27 years of investment experience.


--------------------------------------------------------------------------------
                                                                             19

                                    [GRAPHIC]



Management Team

Meet the Funds' Portfolio Managers (continued)



Warren N. Koontz


Warren N. Koontz has managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Markets Fund since 2004 and co-managed the Loomis Sayles Value Fund since June 2000.
Mr. Koontz, Vice President of Loomis Sayles, began his investment career in 1984 and joined Loomis Sayles in 1995. Mr. Koontz received a B.S. and an M.B.A. from The Ohio State University. He holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.


David W. Rolley


David W. Rolley has managed the international fixed income securities sector of the Loomis Sayles Global Markets Fund since 2000. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. He received a B.A. from Occidental College and studied graduate economics at the University of Pennsylvania. Mr. Rolley has over 27 years of investment experience.


Richard D. Skaggs


Richard D. Skaggs has co-managed the Loomis Sayles Growth Fund since 2000.
Mr. Skaggs, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1994. Mr. Skaggs received a B.S. and an M.S.M. from Oakland University. He holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

Please see the Funds' SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.


--------------------------------------------------------------------------------
20

                                    [GRAPHIC]



Fund Services
Compensation to Securities Dealers



The Distributor and its affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds' inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.


--------------------------------------------------------------------------------
                                                                             21

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account


 To Open an Account with Natixis Funds:

1.Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
.. Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:
.. Wrap Fee Programs of certain broker-dealers, the adviser(s) or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.
.. Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.
.. Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans invested in the Funds as set forth above.
.. Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information about such fees.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may also purchase Class Y shares of the Funds below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:
.. Insurance Company Accounts of New England Financial, Metropolitan Life
  Insurance Company ("MetLife") or their affiliates.
.. Deferred Compensation Plan Accounts of New England Life Insurance Company
  ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts"). .. Separate Accounts of New England Financial, MetLife or their affiliates.

3.You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Certificates

Certificates will not be issued for any class of shares.

--------------------------------------------------------------------------------
22

                                    [GRAPHIC]



Fund Services
Buying Shares


                                   Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the     . Make out a check in U.S. dollars for the
                       investment amount, payable to "Natixis         investment amount, payable to "Natixis
 [GRAPHIC]             Funds." Third party checks, "starter"          Funds." Third party checks, "starter"
                       checks and credit card convenience checks      checks and credit card convenience checks
                       will not be accepted.                          will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to Natixis Funds, P.O. Box         account statement or include a letter
                       219579, Kansas City, MO 64121-9579.            specifying the Fund name, your class of
                     . Shares purchased by check are redeemable       shares, your account number and the
                       although the Fund may withhold payment         registered account name(s).
                       until the purchase check has cleared. See    . Shares purchased by check are redeemable
                       the section "Selling Restrictions."            although the Fund may withhold payment
                                                                      until the purchase check has cleared. See
                                                                      the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Call your investment dealer, or Natixis      . Call your investment dealer or Natixis
                       Funds at 800-225-5478, to 1) obtain a          Funds at 800-225-5478 to request an
 [GRAPHIC]             current prospectus for the Fund into which     exchange.
                       you are exchanging, and 2) request an
                       exchange.
 By Wire
                     . Mail your completed application to           . Instruct your bank to transfer funds to
                       Natixis Funds, P.O. Box 219579, Kansas         State Street Bank & Trust Company,
 [GRAPHIC]             City, MO 64121-9579.                           ABA #011000028, and DDA #99011538.
                     . Call Natixis Funds to obtain an account      . Specify the Fund name, your class of
                       number and wire transfer instructions.         shares, your account number and the
                       Your bank may charge you for such a            registered account name(s). Your bank
                       transfer.                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account          . Call Natixis Funds at 800- 225-5478 or
                       through ACH, you may add this feature by       visit www.funds.natixis.com to add shares
 [GRAPHIC]             selecting it on your account application.      to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call Natixis Funds or visit
                                                                      www.funds.natixis.com for a Service
                                                                      Options Form. A medallion signature
                                                                      guarantee may be required to add this
                                                                      privilege.
                                                                    . Shares purchased through ACH may not
                                                                      be available immediately for redemption.
                                                                      See the section "Selling Restrictions."


--------------------------------------------------------------------------------
                                                                             23

                                    [GRAPHIC]



Fund Services
Selling Shares


                      To Sell Some or All of Your Shares
Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-
                       9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas
                       City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC and/or redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478.
 [GRAPHIC]           . Call Natixis Funds to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above)
 [GRAPHIC]             that you wish to have your proceeds wired to your bank.
                     . Proceeds will generally be wired on the next business day. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call Natixis Funds at
                       800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
                     . Call Natixis Funds to request an ACH redemption.
                     . Proceeds will generally arrive at your bank within three business days. See the section "Selling
                       Restrictions."
 By Telephone
                     . Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Restrictions."




--------------------------------------------------------------------------------
24

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record or bank account information has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares


You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.


Restrictions on Buying, Selling and Exchanging Shares


Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Funds' Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under "Selling Shares."


--------------------------------------------------------------------------------
                                                                             25

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if it makes two "round trips" in any Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) of any amount out of the Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be "market timing."

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary's restrictions on frequent trading in place of the Fund's own restrictions if the Fund determines, in its discretion, that the financial intermediary's restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for more information regarding their policies for limiting the frequent trading of Fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of the shareholder's trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund's underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.


Certain Funds also seek to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section "Redemption Fees" for more information.

 Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

--------------------------------------------------------------------------------
26

                                    [GRAPHIC]



Fund Services
Restrictions on Buying, Selling and Exchanging Shares (continued)


 Selling Restrictions


The table below describes restrictions placed on selling shares of any Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:



               Restriction              Situation
               Each Fund may suspend    . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "NYSE") is closed
               more than 7 days:          (other than a
                                          weekend/holiday) as
                                          permitted by the SEC.
                                        . During an emergency as
                                          permitted by the SEC.
                                        . During any other
                                          period permitted by
                                          the SEC.
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners or
               refuse transaction         death of a registered
               requests:                  owner.
                                        . With
                                          suspicion/evidence of
                                          a fraudulent act.
               Each Fund may pay the    . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser.
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds for    made within 10
               10 days from the           calendar days of
               purchase date:             purchase by check or
                                          ACH to allow the check
                                          or ACH transaction to
                                          clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.


Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.


 Redemption Fees

For Class Y shares of Loomis Sayles Global Markets Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class Y shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Fund of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.


The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Fund currently does not impose a redemption fee on a redemption of:
.. shares acquired by reinvestment of dividends or distributions of a Fund; or .. shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or .. shares redeemed as part of a systematic withdrawal plan; or .. shares redeemed due to the death or disability of the shareholder; or

.. shares redeemed by a Fund due to the shareholder's failure to satisfy the Fund's minimum balance policy or in connection with the merger or liquidation of the Fund; or


--------------------------------------------------------------------------------
                                                                             27

.. shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan.
.. shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a "qualified default investment alternative" under ERISA.


The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.


The Fund may modify or eliminate these waivers at any time. In addition, the Fund may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Funds generally do not apply redemption fees at the omnibus account level. Instead, the Funds look to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Funds. There are no assurances that a Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.


How Fund Shares Are Priced



"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  ---------------------------------------------------------
                                      Number of outstanding shares


The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund's Board of Trustees, as summarized below:
.. A share's net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."/1/
.. Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent "in good order." If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day's net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.
.. A fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.



1Please see the "Buying Shares" section which provides additional information regarding who can receive a purchase order.


--------------------------------------------------------------------------------
28

                                    [GRAPHIC]



Fund Services

How Fund Shares Are Priced (continued)




Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (purchased with an original or remaining maturity of
  60 days or less) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated.
.. Options -- The Funds generally value exchange traded options at the average of the closing bid and asked quotations.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.


Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The Funds generally declare and pay dividends annually. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another Natixis Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.


If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


--------------------------------------------------------------------------------
                                                                             29

                                    [GRAPHIC]



Fund Services

Tax Consequences




Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code ( the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are designated by a Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over, net long-term capital losses will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities and REITs is generally not eligible for treatment as qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Such distributions are likely to occur in respect of shares purchased at a time when the relevant Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions by the Funds to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."


Dividends declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the dividends are declared, rather than the calendar year in which the dividends are received.


Sales or Exchanges of Fund Shares. The redemption, sale or exchange of a Fund's shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of a Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year. For more information see the SAI under "Taxes."

Taxation of Certain Investments. A Fund's Investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.


Each Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to liquidate investments including times when it may not be advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to dis-


--------------------------------------------------------------------------------
30

                                    [GRAPHIC]





Fund Services
Tax Consequences (continued)



tributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted. The Funds do not intend to make such designations.


Backup Withholding. Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the funds certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payment that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.





--------------------------------------------------------------------------------
                                                                             31

                                    [GRAPHIC]




Financial Performance

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Institutional Class shares of the Loomis Sayles Value Fund was redesignated as Class Y shares on June 1, 2007. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

For a share outstanding throughout each period.


                     Income (loss) from investment operations             Less distributions
                     ---------------------------------------- -----------------------------------------

          Net asset
            value,      Net                                     Dividends    Distributions
          beginning  investment    Net realized   Total from       from        from net
              of       income     and unrealized  investment  net investment   realized        Total     Redemption
          the period (loss) (c)    gain (loss)    operations      income     capital gains distributions  fee (d)
          ---------- ----------   --------------  ----------  -------------- ------------- ------------- ----------

GLOBAL MARKETS FUND
Class Y*
9/30/2007   $12.51     $0.24          $3.39         $3.63         $(0.27)         $--         $(0.27)      $0.00
9/30/2006    11.84      0.19           0.64          0.83          (0.16)          --          (0.16)       0.00
9/30/2005    10.19      0.19           1.73          1.92          (0.27)          --          (0.27)       0.00
9/30/2004     9.32      0.25           0.96          1.21          (0.34)          --          (0.34)         --
9/30/2003     7.53      0.32           1.74          2.06          (0.27)          --          (0.27)         --


* Prior to the close of business on February 1, 2006, the Fund offered Institutional Class shares, which were redesignated as Class Y shares on that date.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year, if applicable, are not annualized.
(b)The adviser has agreed to reduce/reimburse a portion of the Fund's expenses during the period. Without this reduction/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c)Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d)Amount rounds to less than $0.01 per share, if applicable.

--------------------------------------------------------------------------------
32

                                    Ratios to average net assets
                                    ----------------------------

     Net asset          Net assets,                      Net
       value,    Total  end of the    Net     Gross   investment Portfolio
       end of   return    period    expenses expenses   income   turnover
     the period (%) (a)   (000's)   (%) (b)    (%)       (%)     rate (%)
     ---------- ------- ----------- -------- -------- ---------- ---------

       $15.87    29.4     $80,824     1.00     1.02      1.70        78
        12.51     7.1      58,650     1.00     1.19      1.58       103
        11.84    19.1      47,712     1.00     1.46      1.72        78
        10.19    13.2      17,274     1.00     1.87      2.55        69
         9.32    28.0      10,499     1.00     2.23      3.81        94


--------------------------------------------------------------------------------
                                                                             33

                                    [GRAPHIC]




Financial Performance

For a share outstanding throughout each period.


                     Income (loss) from investment operations             Less distributions
                     --------------------------------------   ------------------------------------------

          Net asset
            value,        Net                                   Dividends    Distributions
          beginning   investment     Net realized  Total from      from        from net
              of        income      and unrealized investment net investment   realized        Total
          the period (loss) (c)(d)   gain (loss)   operations     income     capital gains distributions
          ---------- -------------  -------------- ---------- -------------- ------------- -------------

GROWTH FUND
Class Y
9/30/2007   $6.08       $(0.00)         $ 1.24       $ 1.24        $--            $--           $--
9/30/2006    6.26         0.02           (0.20)       (0.18)        --             --            --
9/30/2005    5.15        (0.00)           1.11         1.11         --             --            --
9/30/2004    4.55        (0.02)           0.62         0.60         --             --            --
9/30/2003    3.75        (0.01)           0.81         0.80         --             --            --


(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable. Periods less than one year, if applicable, are not annualized.
(b)The adviser has agreed to reduce/reimburse a portion of the Fund's expenses during the period. Without this reduction/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c)Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d)Amount rounds to less than $0.01 per share, if applicable.
(e)Includes expense recapture of 0.07%.

--------------------------------------------------------------------------------
34

                                    Ratios to average net assets
                                  --------------------------------

   Net asset          Net assets,                          Net
     value,    Total  end of the    Net      Gross     investment   Portfolio
     end of   return    period    expenses  expenses  income (loss) turnover
   the period (%) (a)   (000's)   (%) (b)     (%)          (%)      rate (%)
   ---------- ------- ----------- --------  --------  ------------- ---------

     $7.32     20.4    $124,663     0.67      0.67        (0.02)       134
      6.08     (2.9)    121,478     0.80(e)   0.80(e)      0.31        174
      6.26     21.6      95,534     0.85      0.97        (0.05)       164
      5.15     13.2      40,165     0.85      1.04        (0.32)       171
      4.55     21.3      28,898     0.85      1.18        (0.20)       201


--------------------------------------------------------------------------------
                                                                             35

                                    [GRAPHIC]




Financial Performance

For a share outstanding throughout each period.


                         Income (loss) from investment operations           Less distributions
                         ---------------------------------------- -------------------------------------

              Net asset
                value,      Net       Net realized                Dividends  Distributions
              beginning  investment       and        Total from    from net    from net
                  of       income      unrealized    investment   investment   realized        Total
              the period (loss) (c)   gain (loss)    operations     income   capital gains distributions
              ---------- ----------   ------------   ----------   ---------- ------------- -------------

RESEARCH FUND
Class Y
9/30/2007       $9.49      $0.06         $1.53         $1.59        $(0.10)     $(1.13)       $(1.23)
9/30/2006        9.27       0.09          0.64          0.73         (0.05)      (0.46)        (0.51)
9/30/2005        7.82       0.04          1.44          1.48         (0.03)         --         (0.03)
9/30/2004        6.92       0.03          0.90          0.93         (0.03)         --         (0.03)
9/30/2003        5.71       0.04          1.20          1.24         (0.03)         --         (0.03)


(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year, if applicable, are not annualized.
(b)The adviser has agreed to reduce/reimburse a portion of the Fund's expenses during the period. Without this reduction/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c)Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

--------------------------------------------------------------------------------
36

                                    Ratios to average net assets
                                   ------------------------------

    Net asset          Net assets,                       Net
      value,    Total    end of      Net     Gross    investment  Portfolio
      end of   return  the period  expenses expenses income(loss) turnover
    the period (%) (a)   (000's)   (%) (b)    (%)        (%)      rate (%)
    ---------- ------- ----------- -------- -------- ------------ ---------

      $9.85     18.4     $27,400     0.85     1.11       0.62        148
       9.49      8.1      23,096     0.85     1.26       0.98        143
       9.27     19.0      24,651     0.85     1.31       0.43        133
       7.82     13.5      21,721     0.85     1.50       0.44        151
       6.92     21.8      21,881     0.85     1.31       0.59        138


--------------------------------------------------------------------------------
                                                                             37

                                    [GRAPHIC]




Financial Performance

For a share outstanding throughout each period.



                     Income (loss) from investment operations      Less distributions
                     ---------------------------------------- ---------------------------

          Net asset
            value,      Net                                     Dividends    Distributions
          beginning  investment    Net realized   Total from       from        from net
              of       Income     and unrealized  investment  net investment   realized        Total
          the period (loss) (c)    gain (loss)    operations      income     capital gains distributions
          ---------- ----------   --------------  ----------  -------------- ------------- -------------

VALUE FUND
Class Y*
9/30/2007   $21.05     $0.27          $3.27         $3.54         $(0.14)       $(0.91)       $(1.05)
9/30/2006    18.72      0.22           3.17          3.39          (0.27)        (0.79)        (1.06)
9/30/2005    15.95      0.20           2.83          3.03          (0.26)           --         (0.26)
9/30/2004    13.52      0.21           2.39          2.60          (0.17)           --         (0.17)
9/30/2003    11.17      0.15           2.29          2.44          (0.09)           --         (0.09)


* Prior to the close of business on June 1, 2007, the Fund offered Institutional Class Shares, which were redesignated as Class Y Shares on that date.

(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year, if applicable, are not annualized.

(b)The adviser has agreed to reduce/reimburse a portion of the Fund's expenses during the period. Without this reduction/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c)Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d)Includes expense recapture of 0.01%

--------------------------------------------------------------------------------
38

                                    Ratios to average net assets
                                   ------------------------------

    Net asset          Net assets,                        Net
      value,    Total    end of      Net      Gross    investment Portfolio
      end of   return  the period  expenses  expenses    income   turnover
    the period (%) (a)   (000's)   (%) (b)     (%)        (%)     rate (%)
    ---------- ------- ----------- --------  --------  ---------- ---------

      $23.54    17.3    $182,002     0.72(d)   0.72(d)    1.19       41
       21.05    18.9      71,147     0.85      0.91       1.13       36
       18.72    19.2      37,255     0.85      0.92       1.13       34
       15.95    19.4      33,563     0.85      0.93       1.38       47
       13.52    22.0      37,959     0.85      0.92       1.23       56


--------------------------------------------------------------------------------
                                                                             39

Glossary of Terms

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.


Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.


Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.


Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.


Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular Fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to the Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.


Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the universe ratio for this calculation (i.e., book-to-price ratio).


Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.


Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.


--------------------------------------------------------------------------------
40

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.


Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.


--------------------------------------------------------------------------------
                                                                             41

If you would like more information about the Funds, the following documents are available free upon request:
  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.


To order free copies of the Funds' annual or semiannual report or their SAI, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, visit the Fund's website at
            www.funds.natixis.com or call the Funds at 800-225-5478

         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

  Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.


Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C.
  Text-only copies of the Funds' reports and SAI are available free from the
   EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the
         SEC's Public Reference Section, Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC

                              at 1-202-551-8090.

Portfolio Holdings -- A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.

 Natixis Distributors, L.P. ("Natixis Distributors"), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority ("FINRA"), Inc. As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
  The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or



                  (Investment Company Act File No. 811-06241)


   associated persons, please direct it to Natixis Distributors, L.P., Attn:
  Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at
                                 617-449-2828.

--------------------------------------------------------------------------------
           The following information is not part of the prospectus:

                   Notice of Privacy Policies and Practices

We /(1)/ consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers /(2)/. We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                         Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                          How We Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services
 (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

          Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.


   /(1)/ For purposes of this notice the term "we" includes Natixis Funds and Loomis Sayles Funds, Natixis Distributors, L.P., and their advisory affiliates which include Natixis Asset Management Advisors, L.P, Loomis, Sayles &
                   Company, L.P. and all of their successors.

   /(2)/ For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the Natixis Funds and Loomis Sayles Funds and individuals who provide nonpublic personal information, but do not invest in the Funds.


                                   YL51-0208